Share-Based Compensation	12 Months Ended
Aug. 31, 2024
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION
13.	SHARE-BASED COMPENSATION

Share incentive plan

On December 15, 2017, the Company adopted the Bright Scholar Education Holdings Limited 2017 Share Incentive Plan (the “2017 Plan”). There were no additional share incentive plan adopted during the years ended August 31, 2022 and 2023.

On January 18, 2024, the Company adopted the Bright Scholar Education Holdings Limited 2024 Share Incentive Plan (the “2024 Plan”), which provide up to an aggregate of 17,835,723 Class A ordinary shares of the Company as stock-based compensation to the officers of the Company with vesting period of 3 years.

The Company uses the Binomial tree of lattice pricing model to determine the estimated fair value for each option granted below with the assistance of an independent valuation firm.

The assumptions used in determining the fair value of the share options on the grant date were as follows:

Assumptions	2024
Expected dividend yield	1.87%
Risk-free interest rate	4.15%
Expected volatility	65.49%
Expected life	10 years
Exercise multiples	2.80 times
Fair value of underlying ordinary shares (US$/share)	0.23-0.24

Notes:

(1)	The expected dividend yield was estimated by the Company based on its dividend policy over the expected life of the options.
(2)	The risk-free interest rate was estimated based on the US Government Bond yield with the maturity commensurate with the expected life.
(3)	The expected volatility of the underlying ordinary shares was estimated based on historical volatility of the Company for the period before the valuation date with length commensurate to expected life of the options.
(4)	The expected life was the contractual life of the share options.
(5)	The Company estimated the exercise multiple based on a consideration of various research studies regarding exercise pattern from historical statistical data.
(6)	The fair values of underlying ordinary shares were determined based on the closing price in the market.

For the year ended August 31, 2024, the share options movement were as follows:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual years	Weighted average fair value at grant date	Aggregate intrinsic value
		US$		US$	US$
As of August 31, 2023	656,125	8.74	4.29	11.08	-
Granted	13,200,120	0.35	9.39	0.23
Forfeited/Cancelled	(222,353)	8.74	3.29
Outstanding as of August 31, 2024	13,633,892	0.62	9.20	0.57
Vested and exercisable as of August 31, 2024	433,772	8.74	3.29	10.89	-

For the years ended August 31, 2022, 2023 and 2024, the Group recognized share-based payment expenses of RMB (816), RMB nil and RMB 8,101, respectively, in connection with the share options granted to employees and officers.

The total compensation expense is recognized on a straight-line basis over the respective vesting periods. As of August 31, 2022, 2023 and 2024, there were RMB nil, RMB nil and RMB 14,369 unrecognized compensation expense, respectively, related to un-vested share options granted to employees and officers of the Group. As of August 31, 2024 the unvested share options expense relating to the share options of the Group is expected to be recognized over a weighted average vesting period of 1.48 years.